Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue - Disaggregated Revenue (Table)

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
COA/Voyage revenues	$81,739	$77,798	$77,485
Time chartering revenues non-lease component	43,943	31,995	17,224
Dry port terminal revenues	98,314	96,311	78,740
Storage fees (dry port) revenues	1,772	2,233	1,518
Dockage revenues	10,058	6,596	3,876
Sale of products revenues-liquid port terminal	20,698	5,183	13,776
Liquid port terminal revenues	5,780	7,010	5,734
Other dry port terminal revenue	2,934	1,146	901
Turnover tax-non lease component	(675)	(673)	(361)
Revenue from contracts with customers	$264,563	$227,599	$198,893

Time chartering revenues lease component	$46,950	$27,125	$24,222
Turnover tax-lease component	(722)	(570)	(507)
Total revenue	$310,791	$254,154	$222,608

Set out below is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the segment information (Note 3 “Segment information”):

	For the year ended December 31, 2023
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$—	$—	$81,739	$81,739
Time chartering revenues non-lease component	—	26,383	17,560	43,943
Dry port terminal revenues	98,314	—	—	98,314
Storage fees (dry port) revenues	1,772	—	—	1,772
Dockage revenues	10,058	—	—	10,058
Sale of products revenues-liquid port terminal	20,698	—	—	20,698
Liquid port terminal revenues	5,780	—	—	5,780
Other dry port terminal revenue	2,934	—	—	2,934
Turnover tax-non lease component	0	(477)	(198)	(675)
Revenue from contracts with customers	$139,556	$25,906	$$99,101	$264,563
Time chartering revenues lease component	—	28,189	18,761	46,950
Turnover tax-lease component	—	(511)	(211)	(722)
Total revenue	$$139,556	$$53,584	$117,651	$310,791

	For the year ended December 31, 2022
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$—	$1,935	$75,863	$77,798
Time chartering revenues non-lease component	—	27,761	4,234	31,995
Dry port terminal revenues	96,311	—	—	96,311
Storage fees (dry port) revenues	2,233	—	—	2,233
Dockage revenues	6,596	—	—	6,596
Sale of products revenues-liquid port terminal	5,183	—	—	5,183
Liquid port terminal revenues	7,010	—	—	7,010
Other dry port terminal revenue	1,146	—	—	1,146
Turnover tax-non lease component	—	(563)	(110)	(673)
Revenue from contracts with customers	$118,479	$29,133	$79,987	$227,599
Time chartering revenues lease component	—	23,535	3,590	27,125
Turnover tax-lease component	—	(476)	(94)	(570)
Total revenue	$118,479	$52,192	$83,483	$254,154

	For the year ended December 31, 2021
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$—	$2,804	$74,681	$77,485
Time chartering revenues non-lease component	—	13,604	3,620	17,224
Dry port terminal revenues	78,740	—	—	78,740
Storage fees (dry port) revenues	1,518	—	—	1,518
Dockage revenues	3,876	—	—	3,876
Sale of products revenues-liquid port terminal	13,776	—	—	13,776
Liquid port terminal revenues	5,734	—	—	5,734
Other dry port terminal revenue	901	—	—	901
Turnover tax-non lease component	—	(261)	(100)	(361)
Revenue from contracts with customers	$104,545	$16,147	$78,201	$198,893
Time chartering revenues lease component	—	19,129	5,093	24,222
Turnover tax-lease component	—	(367)	(140)	(507)
Total revenue	$104,545	$34,909	$83,154	$222,608

Revenue - Contract Balances (Table)
	December 31, 2023	December 31, 2022
Trade receivable from contract with customers (Note 14)	$34,463	$45,962
Contract assets (Note 2(g))	$1,183	$532
Contract liabilities (Note 2(g))	$1,872	$4,413

Revenue - Performance Obligations (Table)
Amount
2024	$115,122
2025	88,373
2026	69,540
2027	63,237
2028	63,237
2029 and thereafter	554,927
Total	$954,436